UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 500 5th Avenue
         44th Floor
         New York, NY  10110

13F File Number:  28-13932

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ralph Stuto
Title:     Vice President
Phone:     (212) 626-6100

Signature, Place, and Date of Signing:

     /s/ Ralph Stuto     New York, NY/USA     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $1,289,034 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100   107430  2242355 SH       SOLE                  2013665        0   228690
AON CORP                       COM              037389103   106715  2319395 SH       SOLE                  2081545        0   237850
CROSSTEX ENERGY INC            COM              22765Y104    14715  1660831 SH       SOLE                  1604781        0    56050
CROSSTEX ENERGY L P            COM              22765U102     8493   589822 SH       SOLE                   589822        0        0
CROWN HOLDINGS INC             COM              228368106   108567  3252471 SH       SOLE                  2915719        0   336752
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   156885  1784408 SH       SOLE                  1626333        0   158075
LOCKHEED MARTIN CORP           COM              539830109   192346  2751340 SH       SOLE                  2461375        0   289965
RYANAIR HLDGS PLC              SPONSORED ADR    783513104   106087  3448865 SH       SOLE                  3089435        0   359430
TEMPUR PEDIC INTL INC          COM              88023U101    74489  1859488 SH       SOLE                  1671103        0   188385
TIME WARNER CABLE INC          COM              88732J207   247951  3755120 SH       SOLE                  3423705        0   331415
US BANCORP DEL                 COM NEW          902973304   165356  6131106 SH       SOLE                  5592791        0   538315